Label	Element	Value
Invesco V.I. Global Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT DATED JUNE 16, 2022 TO THE CURRENT
SUMMARY AND STATUTORY PROSPECTUSES FOR:
Invesco V.I. Global Fund
(the “Fund”)
This supplement amends the Summary and Statutory Prospectuses of the above referenced Fund and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and retain it for future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	Invesco V.I. Global Fund
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2021)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective June 30, 2022, the Fund changed its broad-based securities market benchmark from the MSCI ACWI Index to the MSCI ACWI Growth Index. The Fund believes the MSCI ACWI Growth Index is a more appropriate comparison for evaluating the Fund’s performance.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Effective June 30, 2022, the Average Annual Total Returns table appearing under the heading “Performance Information" in the prospectuses is replaced in its entirety as set forth below.
Invesco V.I. Global Fund | MSCI ACWI Growth Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.10%	[1]
5 Years	rr_AverageAnnualReturnYear05	19.92%	[1]
10 Years	rr_AverageAnnualReturnYear10	14.70%	[1]
Invesco V.I. Global Fund | MSCI ACWI Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.54%	[1]
5 Years	rr_AverageAnnualReturnYear05	14.40%	[1]
10 Years	rr_AverageAnnualReturnYear10	11.85%	[1]
Invesco V.I. Global Fund | Series II
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.17%
5 Years	rr_AverageAnnualReturnYear05	17.88%
10 Years	rr_AverageAnnualReturnYear10	13.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 13, 2000
Invesco V.I. Global Fund | Series I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.49%
5 Years	rr_AverageAnnualReturnYear05	18.18%
10 Years	rr_AverageAnnualReturnYear10	14.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 12, 1990

[1]	Effective June 30, 2022, the Fund changed its broad-based securities market benchmark from the MSCI ACWI Index to the MSCI ACWI Growth Index. The Fund believes the MSCI ACWI Growth Index is a more appropriate comparison for evaluating the Fund’s performance.